Restructuring Charges	12 Months Ended
Mar. 31, 2013
Restructuring Charges

21. RESTRUCTURING CHARGES

Ricoh initiated restructuring activities in order to enhance competitiveness and improve profitability.

For the year ended March 31, 2012, Ricoh recognized restructuring charges of ¥34,102 million in total, consisting of ¥26,533 million recorded by the Company and its domestic subsidiaries, and ¥7,569 million by the overseas subsidiaries. Restructuring charges mainly consist of severance-related expenses which are included in cost of sales of ¥3,933 million and operating expenses of ¥30,169 million in the consolidated statements of operations.

For the year ended March 31, 2013, Ricoh recognized restructuring charges of ¥16,626 million in total, consisting of ¥8,641 million recorded by the Company and its domestic subsidiaries, and ¥7,985 million by the overseas subsidiaries. Restructuring charges mainly consist of severance-related expenses which are included in cost of sales of ¥3,573 million and operating expenses of ¥13,053 million in the consolidated statements of operations.

The changes of the accrued restructuring charges for the years ended March 31, 2012 and 2013 are as follows:

	Millions of Yen
	2012	2013
Beginning balance	¥885	¥3,402
Restructuring charges	34,102	16,626
Cash payments	(31,585)	(18,193)

Ending balance	¥3,402	¥1,835

The following table represents significant restructuring activities for the years ended March 31, 2012 and 2013:

	Millions of Yen
	2012	2013
Imaging & Solutions	¥29,737	¥13,440
Industrial Products	1,426	197
Other	357	2,003
Corporate	2,582	986

Total	¥34,102	¥16,626

Imaging & Solutions

For the year ended March 31, 2012, Imaging & Solutions segment continued its restructuring activities, consisting mainly of voluntary early retirement in Japan and human resource optimization associated with IT system unification overseas.

For the year ended March 31, 2013, Imaging & Solutions segment continued its restructuring activities, consisting mainly of human resource optimization in Japan and consolidation of overseas bases.

Industrial Products, Other and Corporate

For the year ended March 31, 2012, Industrial Products segment, Other segment and Corporate activities continued its restructuring activities, mainly consisting of voluntary early retirement.

For the year ended March 31, 2013, Industrial Products segment, Other segment and Corporate activities continued its restructuring activities, mainly consisting of human resource optimization in Japan and reallocation of domestic bases.